Result of the Year - Summary of Net Revenue (Details) - DKK (kr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue [Line Items]
Net revenue	kr 36,193,000	kr 0	kr 0
France
Disclosure Of Revenue [Line Items]
Net revenue	36,193,000
Clinigen Health Limited
Disclosure Of Revenue [Line Items]
Net revenue	36,193,000
Sale of Goods
Disclosure Of Revenue [Line Items]
Net revenue	kr 36,193,000